Investment in Equity Accounted Joint Venture - Schedule of Participation in Investments That Are Accounted For Using The Equity Method (Detail)	Jun. 30, 2020	Dec. 31, 2019
Ethylene Marine Export Terminal [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	50.00%	50.00%
Luna Pool Agency Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	50.00%